UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:  028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania        August 14, 2002

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         58

Form 13F Information Table Value Total:         $466,058,386

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Airspan Networks Inc.        Com    00950H102       980,000  1,000,000  Sole         1,000,000         0
Aldila Inc.                  Com    014384101       150,292     94,523  Sole                 0    94,523
Alvarion Ltd.		     Com    M0861T100	     18,400	10,000  Sole		10,000	       0
Amer West Hldg Corp. Cl. B   Com    023657208       759,802    277,300  Sole                 0   277,300
AMR Corporation              Com    001765106    11,915,384    706,725  Sole           280,000   426,725
AngloGold                    Com    356142208     1,103,548     42,314  Sole                 0    42,314
Arch Chemicals Inc.          Com    03937R102    10,363,211    419,563  Sole           210,000   209,563
Barrick Gold Corp.           Com    067901108     1,138,792     59,968  Sole                 0    59,968
BellSouth Corp.		     Com    079860102	 21,812,175    692,450  Sole	       400,000   292,450
Borders Group Inc.           Com    099709107     9,504,520    516,550  Sole           295,000   221,550
Cable & Wireless             Com    126830207    10,539,082  1,363,400  Sole           585,000   778,400
Cal Dive International       Com    127914109     6,263,400    284,700  Sole                 0   284,700
Ceragon Networks Ltd         Com    M22013102     1,661,320  1,013,000  Sole         1,013,000         0
Cold Metal Products          Com    192861102        90,609    244,890  Sole                 0   244,890
Cole National Corp.          Com    193290103    25,061,285  1,319,015  Sole           321,300   997,715
Cooper Tire & Rubber         Com    216831107    15,152,817    737,363  Sole           281,300   456,063
Cytec Industries Inc.        Com    232820100     6,654,810    211,667  Sole                 0   211,667
Dawson Geophysical           Com    239359102     3,953,990    534,323  Sole                 0   534,323
Ditech Communications        Com    25500M103       756,576    266,400  Sole                 0   266,400
Dycom Industries             Com    267475101     5,926,830    507,000  Sole                 0   507,000
East West Bancorp Inc.       Com    27579R104    25,145,990    728,447  Sole           312,800   415,647
EMC Corp.                    Com    268648102     6,043,020    800,400  Sole           800,000       400
Emcee Broadcast Products Inc Com    268650108       208,845    596,700  Sole           596,700         0
Enpro Industries	     Com    29355X107       850,133    161,930  Sole            70,000    91,930
Fastnet Corp.                Com    311877104       125,660    122,000  Sole           122,000         0
First Avenue Networks	     Com    31865X106     3,451,116  3,966,800  Sole         2,734,790 1,232,010
Globespan Virata             Com    37957V106    16,597,269  4,288,700  Sole         2,500,000 1,788,700
Goodrich Corporation         Com    382388106    22,115,540    809,500  Sole           350,000   459,500
Guilford Mills Inc.          Com    401794102       184,500  1,025,000  Sole         1,025,000         0
Gundle/SLT Environmental Inc Com    402809107     1,795,605    244,300  Sole                 0   244,300
ITSA                         Com    G4984V106         2,106    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    18,613,532    351,265  Sole           151,300   199,965
Magellan Health Services     Com    559079108     1,228,555  1,228,555  Sole         1,040,900   187,655
Massey Energy                Com    576206106    14,999,017  1,181,025  Sole           500,000   681,025
MCI Group                    Com    98157D304        85,060     50,631  Sole            26,200    24,431
Merck & Co.                  Com    589331107    15,161,616    299,400  Sole           165,000   134,400
Miller Herman Inc.           Com    600544100     1,093,074     53,846  Sole                 0    53,846
Motorola                     Com    620076109     9,277,828    643,400  Sole                 0   643,400
MPS Group                    Com    607830106       240,550     28,300  Sole                 0    28,300
Newmont Mining               Com    651639106    17,222,581    654,105  Sole           428,000   226,105
Nucentrix Broadband Networks Com    670198100     5,410,011  2,352,179  Sole           990,600 1,361,579
Payless Shoesource           Com    704379106    21,814,299    378,392  Sole           159,000   219,392
Peak International Ltd.      Com    G69586108     6,955,065  1,188,900  Sole                 0 1,188,900
Peregrine Systems Inc.       Com    71366Q101       397,410  1,324,700  Sole         1,324,700         0
Qwest Communications         Com    749121109    11,316,480  4,041,600  Sole         2,000,000 2,041,600
RF Monolithics Inc.          Com    74955F106     1,794,723    426,300  Sole            17,700   408,600
Rockford Corp.               Com    77316P101     9,607,383    961,700  Sole           488,000   473,700
Spectrum Control             Com    847615101     8,286,685  1,369,700  Sole           754,800   614,900
Sprint Corporation           Com    852061100    19,038,617  1,794,403  Sole         1,000,000   794,403
Tektronix                    Com    879131100     6,333,803    338,525  Sole            56,400   282,125
Touch America Holdings Inc.  Com    612085100     2,313,438    841,250  Sole                 0   841,250
United Therapeutics Corp.    Com    91307C102    13,130,646  1,062,350  Sole           333,800   728,550
UST Inc                      Com    902911106     8,911,400    262,100  Sole           189,600    72,500
Walt Disney Co.              Com    254687106    18,081,630    956,700  Sole           394,200   562,500
Waste Management Inc.        Com    94106L109    18,348,318    704,350  Sole           310,000   394,350
Watchguard Technologies Inc. Com    941105108     2,004,086    389,900  Sole           389,900         0
WorldCom Group               Com    98157D106     1,306,819 13,068,189  Sole         8,300,000 4,768,189
WSFS Financial               Com    929328102    22,759,133    879,750  Sole           327,300   552,450

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